Subsequent Events (Details) - Subsequent Event [Member] - USD ($)				1 Months Ended
	Apr. 24, 2019	Feb. 28, 2019	Jan. 14, 2019	Jan. 31, 2019
Subsequent Events (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	800,000	268,615
Debt Conversion, Original Debt, Amount	$ 160,000	$ 53,168
Proceeds from License Fees Received			$ 5,000,000
Stock Issued During Period, Shares, Issued for Services (in Shares)				60,000
Stock Issued During Period, Value, Issued for Services				$ 26,600